DEFERRED TAX AND OTHER LONG-TERM ASSETS, NET	12 Months Ended
Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
DEFERRED TAX AND OTHER LONG-TERM ASSETS, NET
NOTE 8        -        DEFERRED TAX AND OTHER LONG-TERM ASSETS, NET

Deferred tax and other long-term assets, net consist of the following:

	As of December 31,
	2018	2017
Deferred tax asset (see Note 18)	$73,460	$82,852
Prepaid long-term land lease, net (see Note 14C)	3,296	3,417
Fair value of cross currency interest rate swap (see Note 12D)	6,722	18,005
Long-term prepaid expenses and others	4,926	6,995
	$88,404	$111,269